Label	Element	Value
FundX Aggressive ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	17.10%
FundX Aggressive ETF | Vanguard Growth ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.80%
FundX Aggressive ETF | Schwab U.S. Large-Cap Growth ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.10%
FundX Aggressive ETF | iShares MSCI EAFE Value ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.00%
FundX Aggressive ETF | iShares Europe ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
FundX Aggressive ETF | iShares International Select Dividend ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.60%
FundX Aggressive ETF | SPDR Gold Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.40%
FundX Aggressive ETF | Invesco S&P 500 Momentum ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.40%
FundX Aggressive ETF | Avantis International Small Cap Value ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
FundX Aggressive ETF | iShares MSCI Germany ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
FundX Aggressive ETF | Core Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	42.80%
FundX Aggressive ETF | Sector Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	40.00%
FundX Aggressive ETF | Aggressive Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.10%
FundX Aggressive ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%